CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Cash flows from operating activities
Net income	$ 60,605,772	$ 33,440,066	$ 24,313,653
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	9,549,852	7,023,754	5,203,847
Amortization of intangible assets	461,482	343,578	490,883
Loss on disposal of property and equipment	28,617	20,754	70,637
Share-based compensation	8,345,290	8,283,900	7,901,243
Impairment loss on long-term prepayment		594,162
Impairment loss on intangible assets and goodwill			139,660
Impairment loss on long-term investment	0	0	235,397
Gain from sales of available-for-sale securities	(52,958)
Gain from sales of Century Mingde	(297,120)
Changes in operating assets and liabilities
Inventory	228,408	(186,556)	(105,784)
Prepaid expenses and other current assets	(5,382,574)	(1,658,720)	(4,265,046)
Income tax receivable	(9,824,333)
Deferred income taxes	(1,042,182)	(636,479)	(430,239)
Rental deposit	(2,143,365)	(633,468)	(1,727,479)
Accounts payable	106,728	(1,582,639)	1,582,054
Deferred revenue	29,887,186	16,919,844	34,916,007
Accrued expenses and other current liabilities	8,532,365	1,340,546	7,313,423
Long-term payable	813,696
Income tax payable	1,741,502	2,141,003	(2,240,585)
Net cash provided by operating activities	101,558,366	65,409,745	73,397,671
Cash flows from investing activities
Restricted cash	(602,297)	(2,040,497)
Purchase of term deposits	(73,876,136)	(46,123,942)	(64,358,102)
Proceeds from maturity of term deposits	97,986,852	32,341,342	79,900,057
Loan to a third party	(1,301,914)
Purchase of property and equipment	(10,835,726)	(6,163,284)	(72,631,938)
Proceeds from deed tax refund related to purchase of building	1,252,167
Proceeds from disposal of property and equipment	42,633	89,775	3,224
Purchase of intangible assets	(20,561)	(765,108)	(1,891,637)
Proceeds from sales of available-for-sale securities	435,275
Proceeds from sales of investment in Century Mingde	2,742,876
Payment for acquisition of Kaoyan.com (net of cash acquired of $nil)	(8,179,342)
Payment for long-term investment in BabyTree Inc.	(23,475,000)
Payment for other long-term investments	(1,571,693)	(5,456,991)	(117,363)
Net cash used in investing activities	(17,402,866)	(28,118,705)	(59,095,759)
Cash flows from financing activities
Payment of issuance cost in connection with IPO			(387,000)
Dividend to shareholders		(39,030,038)
Payment for previous acquisition			(83,022)
Payment for share repurchase		(2,435,037)
Net cash used in financing activities		(41,465,075)	(470,022)
Effect of exchange rate changes	694,398	674,941	1,582,216
Net increase/ (decrease) in cash and cash equivalents	84,849,898	(3,499,094)	15,414,106
Cash and cash equivalents at the beginning of year	185,080,673	188,579,767	173,165,661
Cash and cash equivalents at the end of year	269,930,571	185,080,673	188,579,767
Supplement disclosure of cash flow information:
Income tax paid	15,832,017	2,404,796	6,686,919
Non-cash investing and financing activities:
Payable for purchase of property and equipment	730,911	728,516	370,288
Payable for investment in Holiday School	$ 122,054	$ 120,554	$ 119,171